Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CHARLES SCHWAB FAMILY OF FUNDS
Prospectus Date	rr_ProspectusDate	Apr. 14, 2016
Document Creation Date	dei_DocumentCreationDate	Apr. 18, 2016